Debt - Schedule of Debt (Details) - USD ($) $ in Thousands			9 Months Ended	12 Months Ended
	Apr. 30, 2019	Jul. 20, 2015	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Total Debt			$ 2,182,615	$ 1,979,072	$ 1,362,179
Unamortized Deferred Financing Costs and Premiums/(Discounts)			(8,263)	(9,968)	(8,648)
Debt, net			$ 2,174,352	1,969,104	1,353,531
Derivative, notional amount				$ 850,000	850,000
LIBOR
Debt Instrument [Line Items]
Effective interest rate (percent)			0.16%	1.69%
2023 Term Loan
Debt Instrument [Line Items]
Effective interest rate (percent)			1.80%	3.28%
2023 Term Loan | LIBOR
Debt Instrument [Line Items]
Interest rate spread on the variable rate debt (percent)			1.55%	1.40%
2024 Term Loan
Debt Instrument [Line Items]
Effective interest rate (percent)			1.79%	3.27%
2024 Term Loan | LIBOR
Debt Instrument [Line Items]
Interest rate spread on the variable rate debt (percent)			1.55%	1.40%
2026 Term Loan
Debt Instrument [Line Items]
Effective interest rate (percent)			2.06%	3.59%
2026 Term Loan | Revolving Credit Facility
Debt Instrument [Line Items]
Term of debt instrument		4 years
Extended term on debt		1 year
2026 Term Loan | LIBOR
Debt Instrument [Line Items]
Interest rate spread on the variable rate debt (percent)			1.85%	1.75%
Revolving Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Total Debt			$ 401,500	$ 211,500	0
Effective interest rate (percent)			1.88%	3.35%
Term of debt instrument			2 years	3 years
Extended term on debt			1 year	1 year
Revolving Credit Facility | LIBOR | Revolving Credit Facility
Debt Instrument [Line Items]
Interest rate spread on the variable rate debt (percent)			1.60%	1.45%
Mortgages
Debt Instrument [Line Items]
Total Debt			$ 1,031,115	$ 1,017,572	647,179
Mortgages | HealthSpring Mortgage Loan
Debt Instrument [Line Items]
Total Debt			$ 20,340	$ 20,723	21,219
Contractual interest rate on fixed rate debt (percent)			4.18%	4.18%
Effective interest rate (percent)			4.62%	4.61%
Mortgages | Midland Mortgage Loan
Debt Instrument [Line Items]
Total Debt			$ 98,687	$ 100,249	102,262
Contractual interest rate on fixed rate debt (percent)			3.94%	3.94%
Effective interest rate (percent)			4.12%	4.10%
Mortgages | Emporia Partners Mortgage Loan
Debt Instrument [Line Items]
Total Debt			$ 1,749	$ 2,104	2,554
Contractual interest rate on fixed rate debt (percent)			5.88%	5.88%
Effective interest rate (percent)			5.97%	5.98%
Mortgages | Samsonite Loan
Debt Instrument [Line Items]
Total Debt			$ 20,418	$ 21,154	22,085
Contractual interest rate on fixed rate debt (percent)			6.08%	6.08%
Effective interest rate (percent)			5.10%	5.14%
Mortgages | Highway 94 loan
Debt Instrument [Line Items]
Total Debt			$ 14,922	$ 15,610	16,497
Contractual interest rate on fixed rate debt (percent)			3.75%	3.75%
Effective interest rate (percent)			4.78%	4.73%
Mortgages | Pepsi Bottling Ventures Loan
Debt Instrument [Line Items]
Total Debt			$ 18,677	$ 0
Contractual interest rate on fixed rate debt (percent)			3.69%
Effective interest rate (percent)			3.92%
Mortgages | AIG Loan II
Debt Instrument [Line Items]
Total Debt			$ 126,970	$ 127,000	0
Contractual interest rate on fixed rate debt (percent)			4.15%	4.15%
Effective interest rate (percent)			4.93%	4.91%
Term of debt instrument				10 years
Mortgages | BOA Loan
Debt Instrument [Line Items]
Total Debt			$ 375,000	$ 375,000	375,000
Contractual interest rate on fixed rate debt (percent)			3.77%	3.77%
Effective interest rate (percent)			3.91%	3.92%
Mortgages | BOA/KeyBank Loan
Debt Instrument [Line Items]
Total Debt			$ 250,000	$ 250,000	0
Contractual interest rate on fixed rate debt (percent)			4.32%	4.32%
Effective interest rate (percent)			4.14%	4.16%
Term of debt instrument				10 years
Mortgages | AIG Loan
Debt Instrument [Line Items]
Total Debt			$ 104,352	$ 105,762	107,562
Contractual interest rate on fixed rate debt (percent)			4.96%	4.96%
Effective interest rate (percent)			5.08%	5.08%
Loans Payable | 2023 Term Loan
Debt Instrument [Line Items]
Total Debt			$ 200,000	$ 200,000	0
Term of debt instrument	4 years
Loans Payable | 2024 Term Loan
Debt Instrument [Line Items]
Total Debt			400,000	400,000	0
Term of debt instrument	5 years
Loans Payable | 2026 Term Loan
Debt Instrument [Line Items]
Total Debt			150,000	150,000	0
Term of debt instrument	7 years
Loans Payable | Term Loan
Debt Instrument [Line Items]
Total Debt				$ 0	$ 715,000
Fixed and Variable Rate Debt
Debt Instrument [Line Items]
Weighted average interest rate of the fixed-rate debt (percent)				3.72%
Fixed Rate Debt
Debt Instrument [Line Items]
Weighted average interest rate of the fixed-rate debt (percent)				3.89%
Interest Rate Swap
Debt Instrument [Line Items]
Derivative, notional amount			$ 750,000	$ 425,000
Interest Rate Swap | Fixed and Variable Rate Debt
Debt Instrument [Line Items]
Weighted average interest rate of the fixed-rate debt (percent)			3.56%
Interest Rate Swap | Fixed Rate Debt
Debt Instrument [Line Items]
Weighted average interest rate of the fixed-rate debt (percent)			3.96%